Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.71385%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,106,948.29

Principal:
Principal Collections	$34,146,194.63
Prepayments in Full	$15,276,594.94
Liquidation Proceeds	$49,935.59
Recoveries	$0.00
Sub Total	$49,472,725.16
Collections	$55,579,673.45

Purchase Amounts:
Purchase Amounts Related to Principal	$74,561.55
Purchase Amounts Related to Interest	$338.55
Sub Total	$74,900.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,654,573.55

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,654,573.55
Servicing Fee	$1,258,839.98	$1,258,839.98	$0.00	$0.00	$54,395,733.57
Interest - Class A-1 Notes	$560,927.93	$560,927.93	$0.00	$0.00	$53,834,805.64
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$52,620,455.64
Interest - Class A-2b Notes	$949,317.01	$949,317.01	$0.00	$0.00	$51,671,138.63
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$49,766,538.63
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$49,407,198.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,407,198.63
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$49,214,165.88
Second Priority Principal Payment	$5,458,364.28	$5,458,364.28	$0.00	$0.00	$43,755,801.60
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,755,801.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,755,801.60
Regular Principal Payment	$152,045,441.35	$43,755,801.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,654,573.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,458,364.28
Regular Principal Payment					$43,755,801.60
Total					$49,214,165.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,214,165.88	$156.24	$560,927.93	$1.78	$49,775,093.81	$158.02
Class A-2a Notes	$0.00	$0.00	$1,214,350.00	$3.73	$1,214,350.00	$3.73
Class A-2b Notes	$0.00	$0.00	$949,317.01	$3.80	$949,317.01	$3.80
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$49,214,165.88	$31.17	$5,181,567.69	$3.28	$54,395,733.57	$34.45

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$157,503,805.63	0.5000121	$108,289,639.75	0.3437766
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,421,443,805.63	0.9002519	$1,372,229,639.75	0.8690828

Pool Information
Weighted Average APR	4.836%	4.846%
Weighted Average Remaining Term	52.12	51.38
Number of Receivables Outstanding	43,215	42,323
Pool Balance	$1,510,607,970.03	$1,460,987,151.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,430,934,904.53	$1,384,415,441.35
Pool Factor	0.9054346	0.8756926

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$76,571,710.47
Targeted Overcollateralization Amount	$108,150,676.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,757,512.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$73,531.50
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$73,531.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0584%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0094%
Prior Collection Period			0.0998%
Current Collection Period			0.0594%
Four Month Average (Current and Prior Three Collection Periods)			0.0422%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		264	$214,177.03
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$214,177.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0128%

Average Realized Loss for Receivables that have experienced a Realized Loss			$811.28
Average Net Loss for Receivables that have experienced a Realized Loss			$811.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	170	$7,429,893.31
61-90 Days Delinquent	0.06%	16	$840,024.13
91-120 Days Delinquent	0.01%	3	$125,488.48
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.57%	189	$8,395,405.92

Repossession Inventory:
Repossessed in the Current Collection Period		10	$475,799.91
Total Repossessed Inventory		14	$679,152.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0295%
Prior Collection Period			0.0509%
Current Collection Period			0.0449%
Three Month Average			0.0418%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0661%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$3,412,682.51
2 Months Extended	129	$6,365,632.18
3+ Months Extended	23	$1,095,954.53

Total Receivables Extended	230	$10,874,269.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer